Risk Management (Schedule Of Largest Notional Amounts Of The Positions To Buy Or Sell Foreign Currency) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Foreign Currency Contracts
Notional amount of foreign currency derivatives	$ (837)	$ (523)
British Pound
Foreign Currency Contracts
Notional amount of foreign currency derivatives	257	225
Chinese Renminbi
Foreign Currency Contracts
Notional amount of foreign currency derivatives	(181)	(99)
Euro
Foreign Currency Contracts
Notional amount of foreign currency derivatives	(132)	(9)
Norwegian Krone
Foreign Currency Contracts
Notional amount of foreign currency derivatives	(95)	(48)
Brazilian Real
Foreign Currency Contracts
Notional amount of foreign currency derivatives	$ (44)	$ 3